Geographical and business segment reporting - Reconciliation (Details) - EUR (€) € in Millions			12 Months Ended
	Nov. 21, 2017	Mar. 07, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business segments
Net interest income			€ 34,341	€ 34,296	€ 31,089
Net fee and commission income (expense)			11,485	11,597	10,180
Gains (losses) on financial transactions			1,797	1,665	2,101
Other operating income (segments)			801	797	862
Total income			48,424	48,355	44,232
Administrative expenses and depreciation			(22,779)	(22,993)	(21,101)
Net loan loss provisions			(8,873)	(9,209)	(9,518)
Profit from operations			25,645	25,362	23,131
Other non-financial gains/(losses)			(2,571)	(4,062)	(2,845)
Operating profit / (loss) before tax			14,201	12,091	10,768
Income tax			(4,886)	(3,884)	(3,282)
Profit from continuing operations			9,315	8,207	7,486
CONSOLIDATED PROFIT FOR THE YEAR			9,315	8,207	7,486
Profit attributable to non-controlling interests			1,505	1,588	1,282
Profit attributable to the parent			7,810	6,619	6,204
Release presented in net loan loss provision instead of other gains (losses) and provisions for segment presentation			113	50	108
Proceeds from sale of equity method investment			2,327	883	459
Impairment on equity investment and intangible assets				(130)
Impairment losses				(899)	(50)
Impacts of USA tax reform and other impairments, net of tax				(76)
Gains (losses) on available-for-sale financial assets				472	861
Visa Europe
Business segments
Net gain on disposal of investment					380
Net gain on disposal, net of tax					227
Santander UK plc
Business segments
Additional provisions, other provisions, net of tax					137
Santander Consumer USA Holdings Inc.
Business segments
Impairment losses			(799)	(899)
Goodwill impairment, net of tax				(603)
SPAIN
Business segments
Restructuring costs					(662)
Restructuring costs, net of tax					(475)
GERMANY
Business segments
Restructuring costs				(125)
Restructuring costs, net of tax				(85)
Retail Banking Segment [Member]
Business segments
Net interest income			32,523	32,339	28,914
Net fee and commission income (expense)			8,945	9,306	8,206
Gains (losses) on financial transactions			720	681	668
Other operating income (segments)			645	580	536
Total income			42,833	42,906	38,324
Administrative expenses and depreciation			(19,256)	(19,677)	(18,036)
Net loan loss provisions			(8,461)	(8,278)	(8,673)
Profit from operations			23,577	23,229	20,288
Other non-financial gains/(losses)			(1,707)	(2,395)	(1,682)
Operating profit / (loss) before tax			13,409	12,556	9,933
Income tax			(4,329)	(3,843)	(2,734)
Profit from continuing operations			9,080	8,713	7,199
CONSOLIDATED PROFIT FOR THE YEAR			9,080	8,713	7,199
Profit attributable to non-controlling interests			1,287	1,258	1,089
Profit attributable to the parent			7,793	7,455	6,110
Corporate And Investment Banking Segment [Member]
Business segments
Net interest income			2,378	2,442	2,528
Net fee and commission income (expense)			1,512	1,627	1,407
Gains (losses) on financial transactions			1,004	1,212	1,256
Other operating income (segments)			193	222	289
Total income			5,087	5,503	5,480
Administrative expenses and depreciation			(2,105)	(2,028)	(1,917)
Net loan loss provisions			(217)	(690)	(658)
Profit from operations			2,982	3,475	3,563
Other non-financial gains/(losses)			(108)	(72)	(76)
Operating profit / (loss) before tax			2,657	2,713	2,829
Income tax			(792)	(750)	(787)
Profit from continuing operations			1,865	1,963	2,042
CONSOLIDATED PROFIT FOR THE YEAR			1,865	1,963	2,042
Profit attributable to non-controlling interests			160	183	174
Profit attributable to the parent			1,705	1,780	1,868
Wealth Management Segment [Member]
Business segments
Net interest income			420	404	429
Net fee and commission income (expense)			1,097	700	597
Gains (losses) on financial transactions			62	38	32
Other operating income (segments)			(37)	70	18
Total income			1,542	1,212	1,076
Administrative expenses and depreciation			(729)	(528)	(473)
Net loan loss provisions			(9)	(9)	(22)
Profit from operations			813	684	603
Other non-financial gains/(losses)			(7)	(8)	(5)
Operating profit / (loss) before tax			797	667	576
Income tax			(234)	(165)	(153)
Profit from continuing operations			563	502	423
CONSOLIDATED PROFIT FOR THE YEAR			563	502	423
Profit attributable to non-controlling interests			35	24	14
Profit attributable to the parent			528	478	409
Real estate operations in Spain
Business segments
Net interest income			(33)	(38)	(43)
Net fee and commission income (expense)				2	1
Gains (losses) on financial transactions					9
Other operating income (segments)			23	29	72
Total income			(10)	(7)	39
Administrative expenses and depreciation			(194)	(208)	(211)
Net loan loss provisions			(70)	(88)	(167)
Profit from operations			(204)	(215)	(172)
Other non-financial gains/(losses)			(73)	(157)	(122)
Operating profit / (loss) before tax			(347)	(460)	(461)
Income tax			104	139	137
Profit from continuing operations			(243)	(321)	(324)
CONSOLIDATED PROFIT FOR THE YEAR			(243)	(321)	(324)
Profit attributable to non-controlling interests			(2)	(13)	3
Profit attributable to the parent			(241)	(308)	(327)
Corporate product center
Business segments
Net interest income			(947)	(851)	(739)
Net fee and commission income (expense)			(69)	(38)	(31)
Gains (losses) on financial transactions			11	(227)	(242)
Other operating income (segments)			(23)	(104)	(53)
Total income			(1,028)	(1,220)	(1,065)
Administrative expenses and depreciation			(495)	(476)	(450)
Net loan loss provisions			(116)	(46)	2
Profit from operations			(1,523)	(1,696)	(1,515)
Other non-financial gains/(losses)			(100)	(181)	(75)
Operating profit / (loss) before tax			(1,739)	(1,923)	(1,588)
Income tax			21	31	141
Profit from continuing operations			(1,718)	(1,892)	(1,447)
CONSOLIDATED PROFIT FOR THE YEAR			(1,718)	(1,892)	(1,447)
Profit attributable to non-controlling interests			3	(3)	(8)
Profit attributable to the parent			(1,721)	(1,889)	(1,439)
Operating segment
Business segments
Net interest income			34,341	34,296	31,089
Net fee and commission income (expense)			11,485	11,597	10,180
Gains (losses) on financial transactions			1,797	1,704	1,723
Other operating income (segments)			801	797	862
Total income			48,424	48,394	43,854
Administrative expenses and depreciation			(22,779)	(22,917)	(21,087)
Net loan loss provisions			(8,873)	(9,111)	(9,518)
Profit from operations			25,645	25,477	22,767
Other non-financial gains/(losses)			(1,995)	(2,813)	(1,960)
Operating profit / (loss) before tax			14,777	13,553	11,289
Income tax			(5,230)	(4,588)	(3,396)
Profit from continuing operations			9,547	8,965	7,893
CONSOLIDATED PROFIT FOR THE YEAR			9,547	8,965	7,893
Profit attributable to non-controlling interests			1,483	1,449	1,272
Profit attributable to the parent			8,064	7,516	6,621
Intra-Group eliminations
Business segments
Gains (losses) on financial transactions				(39)	378
Total income				(39)	378
Administrative expenses and depreciation				(76)	(14)
Net loan loss provisions				(98)
Profit from operations				(115)	364
Other non-financial gains/(losses)			(576)	(1,249)	(885)
Operating profit / (loss) before tax			(576)	(1,462)	(521)
Income tax			344	704	114
CONSOLIDATED PROFIT FOR THE YEAR			(232)	(758)	(407)
Profit attributable to non-controlling interests			22	139	10
Profit attributable to the parent			(254)	€ (897)	€ (417)
Allfunds Bank Sa [Member]
Business segments
Proportion of ownership interest in joint venture to be sold		100.00%		100.00%
Proceeds from sale of equity method investment	€ 501			€ 501
Proportion of share capital in disposal group sold	25.00%			25.00%
Net gain on disposal of investment	€ 297			€ 425
Net gain on disposal, net of tax				297
Banco Popular Espanol, S.A.
Business segments
Restructuring costs				(425)
Restructuring costs, net of tax			(300)	€ (300)
Banco Popular Espanol, S.A. | SPAIN
Business segments
Restructuring costs, net of tax			(280)
Banco Popular Espanol, S.A. | PORTUGAL
Business segments
Restructuring costs, net of tax			20
Banco Popular Espanol, S.A. | Corporate product center
Business segments
Restructuring costs, net of tax			(40)
Retail and Private Banking Business of Deutsche Bank Polska SA
Business segments
Goodwill impairment, net of tax			€ (45)